Sales - Narrative (Details) - Forward contract m³ in Thousands, T in Thousands, MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) m³ MWh T	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 73.5	$ 89.9	$ 75.9
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 17.8
Derivative notional amount | T	53,600
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 4.2
Derivative notional amount | T	17,208
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3.1
Derivative notional amount | T	16,155
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 15.3
Cubic meters of product | m³	28,534
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 27.6
MWh of energy | MWh	539,712
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 5.2
Derivative notional amount | T	9,225